NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
18.	NET INCOME PER SHARE

The calculation of the net income per share is as follows:

	For the years ended December 31,
	2009		2010		2011

Net income attributable to holders of ordinary shares (numerator)	21,508		29,863		22,193

Shares (denominator):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	38,389,495	(i)	40,298,060	(i)	43,103,190	(i)

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	41,576,217	(ii)	43,406,080	(ii)	45,248,469	(ii)

Net income per ordinary share-basic	0.56		0.74		0.51

Net income per ordinary share-diluted	0.52		0.69		0.49

(i)	In 2010, the Company issued 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 1,211,897, 1,824,660 and 441,386 shares were transferred to the relevant employees in 2009, 2010 and 2011, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2009, 2010 and 2011.

The ordinary shares issuable in connection with business acquisitions were include in computation of basic net income per share.

(ii)	The Group had securities outstanding which could potentially dilute basic net income per share in the future, but which were excluded from the computation of diluted net income per share in the years ended December 31, 2009, 2010 and 2011 as their effects would have been anti-dilutive. For the years of 2009, 2010 and 2011, such outstanding securities consisted of stock options of a weighted average number of 661,234, 91,684 and 1,237,975, respectively.

A weighted average number of 36,493, 146,344 and 269,275 contingently issuable ordinary shares and nonvested shares in connection with business acquisitions were included in the computation of diluted net income per share in the years of 2009, 2010 and 2011, respectively.

The calculation of the weighted average number of ordinary shares in 2009, 2010 and 2011 for the purpose of diluted net income per share has included the effect of stock options and nonvested shares of a weighted average number of 4,406,820, 3,677,197 and 2,677,598 which gives rise to an incremental weighted average number of 3,150,229, 2,961,677 and 1,876,004 ordinary shares from the assumed conversion of these stock options and nonvested shares using the treasury stock method, respectively.